Other long-term assets and other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Other Long Term Assets And Other Long-Term Liabilities [Abstract]
Schedule of Other Assets [Table Text Block]
The components other long-term assets are as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2014	2013
	(Restated)
Refundable value added tax on import	$15,449	$—
Total other long-term assets	15,449	—

Other Liabilities [Table Text Block]
The current portion and long term advance for refundable value added tax, at December 31, 2014 exchange rates, were as follows:

	As of
	December 31,
	2014	2013
Total advance for refundable value added tax on import	24,524	—
Less: Current portion of advance for refundable value added tax (note 15)	(2,318)	—
Long term advances for value added tax recorded in Other long-term liabilities	$22,206	$—